Share Capital - Additional Information (Detail)	Dec. 31, 2018 EUR (€) € / shares shares
Disclosure of classes of share capital [abstract]
Authorized share capital | €	€ 8,000,000
Number of share authorized | shares	400,000,000
Nominal value of per shares | € / shares	€ 0.02